Submission	Feb. 05, 2025
Submission [Line Items]
Central Index Key	0001855129
Registrant Name	GH Research PLC
Registration File Number	333-270418
Form Type	F-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES